Average Annual Total Returns - AZL MSCI Global Equity Index Fund	Apr. 30, 2021
MSCIWorldIndex [Member]
Average Annual Return:
1 Year	16.50%	[1]
5 Years	12.82%	[1]
10 Years	10.48%	[1]
AZL MSCI Global Equity Index Fund
Average Annual Return:
1 Year	15.36%
5 Years	10.10%
10 Years	4.86%

[1]	Reflects no deduction for fees, expenses, or taxes.